FINANCIAL EXPENSES (INCOME), NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
a.	General and administrative:

	Year ended December 31,
	2014	2013

Payroll, office and related	$945	$1,517
Legal and professional fees	1,103	1,342
Stock-based compensation	1,215	2,389
Issuance of Common Stock and warrants to service provider	-	1,011
Other	377	37

Total General and administrative	$3,640	$6,296

Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	Nine months ended
	September 30,
	2015	2014
	Unaudited

Bank charges	$17	$13
Foreign currency translation adjustments	(6)	11
Issuance cost related to warrants to investors and service provider	-	533
Consideration granted to the February 2014 investors from exchange agreement	-	3,124
Change in fair value of warrants	(377)	(3,144)

Total financial expenses (income), net	$(366)	$537

b.	Financial expenses, net:

	Year ended December 31,
	2014	2013

Bank charges	$23	$21
Foreign currency adjustments losses	33	55
Issuance cost related to warrants to investors and service provider	533	-
Incremental value to the February 2014 Investors that resulted from Exchange Agreement	3,124	-
Change in the fair value of warrants	(2,194)	293

Total Financial expenses, net	$1,519	$369